ASSETS HELD FOR SALE AND INVENTORIES, NET - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 747,302	$ 513,032
Assets held for sale, net	159,451	95,417
Total assets held for sale and inventories, net	$ 906,753	$ 608,449